Cover Page	Jun. 26, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Jun. 26, 2023
Entity Registrant Name	JANONE INC.
Entity Central Index Key	0000862861
Entity Incorporation, State or Country Code	NV
Entity File Number	000-19621
Entity Tax Identification Number	41-1454591
Entity Address, Address Line One	325 E. Warm Springs Road
Entity Address, Address Line Two	Suite 102
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89119
City Area Code	702
Local Phone Number	997-5968
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	JAN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	FD’s audit report on the Company’s consolidated financial statements as of December 31, 2022 contained no adverse opinion or disclaimer of opinion, nor was it modified as to audit scope, or accounting principles other than its containing a “going concern” paragraph. During the Company’s fiscal year ended December 31, 2022 and for the subsequent interim period through June 30, 2023, the date of filing of a Current Report on Form 8-K, as amended hereby, there were (i) no disagreements within the meaning of Item 304(a)(1)(iv) of Regulation S-K between the Company and FD on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which, if not resolved to FD’s satisfaction, would have caused FD to make reference thereto in FD’s reports and (ii) no “reportable events” within the meaning of Item 304(a)(1)(v) of Regulation S-K, except as disclosed in the Company’s Annual Report on Form 10-K for the fiscal year ended December 31, 2022, the Company identified material weaknesses in its internal control over financial reporting related to (w) insufficient information technology general controls and segregation of duties; (x) inadequate control design or lack of sufficient controls over significant accounting processes; (y) insufficient assessment of the impact of potentially significant transactions; and (z) insufficient processes and procedures related to proper recordkeeping of agreements and contracts